CONVERTIBLE NOTES - RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Notes - Related Parties
Schedule of convertible notes payable, related parties

	December 31,	December 31,
	2022	2021
Original borrowings of $1,966,019, bears interest at 6%, requires no payments until maturity in April 2023. Lender is related to the managing stockholder. Contingently convertible upon certain triggering events, converted to equity at the initial public offering	$-	$1,966,019
Convertible revolving credit line of $650,000, bears interest at 1%, requires no payments until maturity in March 2024. Lender is related to the managing stockholder. Notes converted to equity at the initial public offering	$-	642,841
	$-	$2,608,860
Less: Current maturities
	$-	$2,608,860